Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	Dec. 31, 2024 SEK (kr)
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	kr 14
Future minimum, Operating leases	83
2025 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	14
Future minimum, Operating leases	45
2026 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	21
2027 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	13
2028 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	3
2029 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	kr 1